Infrastructure Capital Nasdaq Option Income ETF
Schedule of Investments
August 31, 2026 (Unaudited)

COMMON STOCKS - 88.7%	Shares	Value
Beverages - 0.2%
Monster Beverage Corp. (a)(b)	2,506	$ 115,075

Biotechnology - 2.5%
Alnylam Pharmaceuticals, Inc. (a)	282	67,875
Amgen, Inc.	1,110	477,167
Gilead Sciences, Inc.	2,442	357,362
Regeneron Pharmaceuticals, Inc.	381	304,449
		1,206,853

Broadline Retail - 5.6%
Amazon.com, Inc. (a)(b)	6,332	1,644,864
MercadoLibre, Inc. (a)	315	609,903
PDD Holdings, Inc. - ADR (a)(b)	5,542	465,528
		2,720,295

Communications Equipment - 2.3%
Cisco Systems, Inc. (b)	8,751	966,898
Lumentum Holdings, Inc. (a)	161	147,276
		1,114,174

Consumer Staples Distribution & Retail - 0.2%
Walmart, Inc. (b)	1,052	110,323

Diversified Telecommunication Services - 0.8%
Comcast Corp. - Class A	7,500	199,650
Space Exploration Technologies Corp. - Class A (a)(b)	1,286	184,785
		384,435

Electric Utilities - 0.5%
Constellation Energy Corp.	902	247,843

Entertainment - 2.3%
Netflix, Inc. (a)(b)	12,691	1,028,606
Take-Two Interactive Software, Inc. (a)	410	90,077
		1,118,683

Financial Services - 0.1%
PayPal Holdings, Inc.	1,253	65,989

Ground Transportation - 2.2%
Uber Technologies, Inc. (a)(b)	14,115	1,067,800

Health Care Equipment & Supplies - 0.2%
Dexcom, Inc. (a)	1,103	100,439

Hotels, Restaurants & Leisure - 3.9%
Airbnb, Inc. - Class A (a)	1,050	192,381
Booking Holdings, Inc.	3,345	665,956
DoorDash, Inc. - Class A (a)(b)	3,380	783,281
Starbucks Corp. (b)	2,351	249,794

		1,891,412

Interactive Media & Services - 9.5%
Alphabet, Inc. - Class A (b)	8,873	3,011,052
Meta Platforms, Inc. - Class A	2,843	1,627,163
		4,638,215

IT Services - 2.0%
CoreWeave, Inc. - Class A (a)(b)	11,490	975,386

Media - 0.7%
AppLovin Corp. - Class A (a)	1,161	362,302

Oil, Gas & Consumable Fuels - 0.6%
Diamondback Energy, Inc.	1,431	286,887

Semiconductors & Semiconductor Equipment - 32.7% (c)
Advanced Micro Devices, Inc. (a)(b)	4,173	1,964,315
Analog Devices, Inc.	981	355,259
Applied Materials, Inc. (b)	2,333	1,069,424
ARM Holdings PLC - ADR (a)	342	82,733
ASML Holding NV	364	617,348
Broadcom, Inc. (b)	8,463	3,134,187
GLOBALFOUNDRIES, Inc. (b)	2,511	112,217
Intel Corp. (a)(b)	14,961	1,339,159
KLA Corp. (b)	2,410	422,834
Lam Research Corp.	2,602	784,477
Marvell Technology, Inc. (b)	5,906	1,250,064
Microchip Technology, Inc. (b)	4,023	295,489
Micron Technology, Inc. (b)	2,133	2,044,971
NVIDIA Corp.	4,795	1,058,640
NXP Semiconductors NV	945	212,285
ON Semiconductor Corp. (a)	1,884	139,586
QUALCOMM, Inc. (b)	3,440	586,451
Texas Instruments, Inc.	1,881	490,772
		15,960,211

Software - 13.6%
Autodesk, Inc. (a)	421	108,841
Cadence Design Systems, Inc. (a)	768	260,183
Crowdstrike Holdings, Inc. - Class A (a)(b)	400	92,400
Fortinet, Inc. (a)(b)	1,625	277,761
Intuit, Inc.	645	231,749
Microsoft Corp.	2,222	1,127,198
Nebius Group NV (a)	1,052	217,049
Oracle Corp. (b)	16,125	2,404,560
Palantir Technologies, Inc. - Class A (a)(b)	3,605	671,900
Palo Alto Networks, Inc. (a)	1,795	685,923
Synopsys, Inc. (a)	587	258,039
Workday, Inc. - Class A (a)	1,470	290,252
		6,625,855

Specialty Retail - 0.2%
O'Reilly Automotive, Inc. (a)	1,174	104,251

Technology Hardware, Storage & Peripherals - 7.6%
Apple, Inc. (b)	6,486	2,055,089

Sandisk Corp./DE (a)		552		864,819
Seagate Technology Holdings PLC		482		399,279
Western Digital Corp. (b)		806		363,143
				3,682,330

Wireless Telecommunication Services - 1.0%
T-Mobile US, Inc.		2,822		509,202
TOTAL COMMON STOCKS (Cost $43,428,293)				43,287,960

PURCHASED OPTIONS(a) - 1.8%	Notional Amount	Contracts(d)		Value
Call Options - 1.8%
Marvell Technology, Inc.
Expiration: 03/19/2027; Exercise Price: $290.00	$ 3,174,900	150		304,500
Expiration: 03/19/2027; Exercise Price: $300.00	1,058,300	50		95,100
NVIDIA Corp. Expiration: 03/19/2027; Exercise Price: $240.00	5,961,060	270		498,150
TOTAL PURCHASED OPTIONS (Cost $1,313,898)				897,750

SHORT-TERM INVESTMENTS - 7.7%		Shares		Value
Money Market Funds – 7.7%
First American Government Obligations Fund - Class X, 3.59% (e)		1,872,124		1,872,124
First American Treasury Obligations Fund - Class X, 3.60% (e)		1,872,124		1,872,124
TOTAL SHORT-TERM INVESTMENTS (Cost $3,744,248)				3,744,248

TOTAL INVESTMENTS - 98.2% (Cost $48,486,439)				47,929,958
Other Assets in Excess of Liabilities - 1.8%			0.01753	855,282
TOTAL NET ASSETS - 100.0%				$ 48,785,240

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt ETF – Exchange Traded Fund PLC – Public Liability Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.

(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector. The Semiconductors & Semiconductor Equipment sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.

(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

Infrastructure Capital Nasdaq Option Income ETF
Schedule of Written Options
August 31, 2026 (Unaudited)

WRITTEN OPTIONS(b) - (0.3)%	Notional Amount	Contracts(a)	Value
Written Call Options - (0.3)%
Advanced Micro Devices, Inc.
Expiration: 09/04/2026; Exercise Price: $650.00	$ (470,720)	(10)	$ (10)
Expiration: 09/04/2026; Exercise Price: $700.00	(470,720)	(10)	(20)
Expiration: 09/11/2026; Exercise Price: $650.00	(470,720)	(10)	(30)
Expiration: 09/18/2026; Exercise Price: $650.00	(470,720)	(10)	(160)
Expiration: 09/25/2026; Exercise Price: $665.00	(470,720)	(10)	(410)
Expiration: 10/02/2026; Exercise Price: $650.00	(470,720)	(10)	(700)
Expiration: 10/09/2026; Exercise Price: $650.00	(470,720)	(10)	(1,150)
Alphabet, Inc.
Expiration: 09/18/2026; Exercise Price: $395.00	(339,350)	(10)	(250)
Expiration: 09/25/2026; Exercise Price: $400.00	(339,350)	(10)	(340)
Amazon.com, Inc.
Expiration: 09/02/2026; Exercise Price: $270.00	(779,310)	(30)	(450)
Expiration: 09/04/2026; Exercise Price: $270.00	(259,770)	(10)	(540)
Expiration: 09/09/2026; Exercise Price: $270.00	(259,770)	(10)	(1,070)
Expiration: 09/11/2026; Exercise Price: $270.00	(259,770)	(10)	(1,560)
Expiration: 09/14/2026; Exercise Price: $270.00	(259,770)	(10)	(1,820)
Expiration: 09/18/2026; Exercise Price: $272.50	(259,770)	(10)	(2,250)
Expiration: 09/25/2026; Exercise Price: $275.00	(259,770)	(10)	(2,980)
Expiration: 10/02/2026; Exercise Price: $280.00	(259,770)	(10)	(2,500)
Expiration: 10/09/2026; Exercise Price: $285.00	(519,540)	(20)	(5,040)
Apple, Inc.
Expiration: 09/04/2026; Exercise Price: $330.00	(316,850)	(10)	(250)
Expiration: 09/11/2026; Exercise Price: $330.00	(316,850)	(10)	(1,440)
Expiration: 09/18/2026; Exercise Price: $340.00	(316,850)	(10)	(920)
Expiration: 09/25/2026; Exercise Price: $340.00	(633,700)	(20)	(2,800)
Expiration: 10/02/2026; Exercise Price: $340.00	(316,850)	(10)	(1,990)
Expiration: 10/16/2026; Exercise Price: $345.00	(316,850)	(10)	(2,600)
Expiration: 11/20/2026; Exercise Price: $350.00	(316,850)	(10)	(5,200)
Applied Materials, Inc. Expiration: 09/04/2026; Exercise Price: $675.00	(458,390)	(10)	(110)
Broadcom, Inc. Expiration: 09/04/2026; Exercise Price: $470.00	(370,340)	(10)	(310)
Cisco Systems, Inc.
Expiration: 09/04/2026; Exercise Price: $127.00	(220,980)	(20)	(520)
Expiration: 09/11/2026; Exercise Price: $128.00	(220,980)	(20)	(220)
Expiration: 09/25/2026; Exercise Price: $129.00	(331,470)	(30)	(3,330)
Expiration: 10/02/2026; Exercise Price: $129.00	(220,980)	(20)	(630)
CoreWeave, Inc.
Expiration: 09/04/2026; Exercise Price: $120.00	(169,780)	(20)	(20)
Expiration: 09/11/2026; Exercise Price: $121.00	(84,890)	(10)	(60)
Expiration: 09/11/2026; Exercise Price: $125.00	(84,890)	(10)	(30)
Expiration: 09/25/2026; Exercise Price: $125.00	(84,890)	(10)	(240)
Expiration: 10/02/2026; Exercise Price: $125.00	(84,890)	(10)	(370)
Expiration: 10/16/2026; Exercise Price: $125.00	(84,890)	(10)	(970)
Expiration: 10/16/2026; Exercise Price: $130.00	(169,780)	(20)	(1,460)
Expiration: 11/20/2026; Exercise Price: $135.00	(84,890)	(10)	(2,180)
Crowdstrike Holdings, Inc. Expiration: 09/18/2026; Exercise Price: $260.00	(92,400)	(4)	(996)
DoorDash, Inc. Expiration: 09/18/2026; Exercise Price: $260.00	(463,480)	(20)	(2,540)
Fortinet, Inc.

Expiration: 09/18/2026; Exercise Price: $185.00	(85,465)	(5)	(1,100)
Expiration: 09/18/2026; Exercise Price: $190.00	(170,930)	(10)	(1,390)
GLOBALFOUNDRIES, Inc. Expiration: 10/16/2026; Exercise Price: $80.00	(89,380)	(20)	(100)
Intel Corp.
Expiration: 09/18/2026; Exercise Price: $120.00	(268,530)	(30)	(480)
Expiration: 09/25/2026; Exercise Price: $120.00	(268,530)	(30)	(900)
Expiration: 10/02/2026; Exercise Price: $120.00	(268,530)	(30)	(1,590)
KLA Corp. Expiration: 09/18/2026; Exercise Price: $225.00	(175,450)	(10)	(3,550)
Marvell Technology, Inc.
Expiration: 09/04/2026; Exercise Price: $225.00	(211,660)	(10)	(1,810)
Expiration: 09/04/2026; Exercise Price: $240.00	(211,660)	(10)	(430)
Expiration: 09/11/2026; Exercise Price: $227.50	(423,320)	(20)	(6,700)
Expiration: 09/11/2026; Exercise Price: $250.00	(211,660)	(10)	(800)
Expiration: 09/18/2026; Exercise Price: $230.00	(211,660)	(10)	(4,750)
Expiration: 09/18/2026; Exercise Price: $255.00	(211,660)	(10)	(1,400)
Expiration: 09/25/2026; Exercise Price: $235.00	(423,320)	(20)	(10,360)
Expiration: 09/25/2026; Exercise Price: $260.00	(423,320)	(20)	(3,800)
Expiration: 10/02/2026; Exercise Price: $265.00	(423,320)	(20)	(4,520)
Microchip Technology, Inc. Expiration: 09/25/2026; Exercise Price: $90.00	(146,900)	(20)	(400)
Micron Technology, Inc.
Expiration: 09/04/2026; Exercise Price: $1,300.00	(958,730)	(10)	(40)
Expiration: 09/11/2026; Exercise Price: $1,300.00	(958,730)	(10)	(170)
Expiration: 09/11/2026; Exercise Price: $1,350.00	(1,917,460)	(20)	(220)
Expiration: 09/18/2026; Exercise Price: $1,350.00	(958,730)	(10)	(490)
Monster Beverage Corp. Expiration: 09/18/2026; Exercise Price: $50.00	(68,880)	(15)	(75)
Netflix, Inc.
Expiration: 09/18/2026; Exercise Price: $80.00	(81,050)	(10)	(2,780)
Expiration: 10/16/2026; Exercise Price: $82.50	(81,050)	(10)	(3,610)
Oracle Corp.
Expiration: 09/04/2026; Exercise Price: $165.00	(149,120)	(10)	(300)
Expiration: 09/18/2026; Exercise Price: $175.00	(149,120)	(10)	(2,790)
Expiration: 09/25/2026; Exercise Price: $190.00	(149,120)	(10)	(1,740)
Expiration: 10/02/2026; Exercise Price: $195.00	(149,120)	(10)	(1,840)
Expiration: 10/16/2026; Exercise Price: $190.00	(149,120)	(10)	(3,230)
Expiration: 11/20/2026; Exercise Price: $200.00	(149,120)	(10)	(4,650)
Expiration: 12/18/2026; Exercise Price: $200.00	(149,120)	(10)	(7,280)
Palantir Technologies, Inc.
Expiration: 09/04/2026; Exercise Price: $190.00	(186,380)	(10)	(2,390)
Expiration: 09/11/2026; Exercise Price: $192.50	(186,380)	(10)	(3,340)
Expiration: 09/18/2026; Exercise Price: $197.50	(186,380)	(10)	(3,500)
PDD Holdings, Inc. Expiration: 09/18/2026; Exercise Price: $93.00	(252,000)	(30)	(720)
QUALCOMM, Inc. Expiration: 09/18/2026; Exercise Price: $220.00	(511,440)	(30)	(420)
Space Exploration Technologies Corp.
Expiration: 09/04/2026; Exercise Price: $155.00	(143,690)	(10)	(430)
Expiration: 09/11/2026; Exercise Price: $157.50	(143,690)	(10)	(970)
Expiration: 09/18/2026; Exercise Price: $160.00	(143,690)	(10)	(1,540)
Expiration: 09/25/2026; Exercise Price: $165.00	(143,690)	(10)	(1,610)
Starbucks Corp. Expiration: 09/18/2026; Exercise Price: $113.00	(106,250)	(10)	(530)
Uber Technologies, Inc.
Expiration: 09/04/2026; Exercise Price: $79.00	(189,125)	(25)	(575)
Expiration: 09/11/2026; Exercise Price: $80.00	(189,125)	(25)	(1,075)
Walmart, Inc.
Expiration: 09/11/2026; Exercise Price: $113.00	(104,870)	(10)	(70)

Expiration: 09/11/2026; Exercise Price: $114.00	(104,870)	(10)	(60)
Expiration: 09/18/2026; Exercise Price: $115.00	(209,740)	(20)	(220)
Expiration: 09/25/2026; Exercise Price: $115.00	(314,610)	(30)	(570)
Expiration: 10/02/2026; Exercise Price: $117.00	(314,610)	(30)	(570)
Expiration: 10/16/2026; Exercise Price: $115.00	(314,610)	(30)	(1,890)
Expiration: 10/16/2026; Exercise Price: $120.00	(314,610)	(30)	(810)
Expiration: 11/20/2026; Exercise Price: $120.00	(209,740)	(20)	(2,200)
Western Digital Corp. Expiration: 09/18/2026; Exercise Price: $590.00	(270,330)	(6)	(624)
Total Written Call Options			(147,875)

Written Put Options - (0.0)% (c)
Apple, Inc.
Expiration: 09/02/2026; Exercise Price: $300.00	(316,850)	(10)	(40)
Expiration: 09/04/2026; Exercise Price: $300.00	(633,700)	(20)	(260)
Space Exploration Technologies Corp.
Expiration: 09/04/2026; Exercise Price: $120.00	(143,690)	(10)	(50)
Expiration: 09/11/2026; Exercise Price: $120.00	(143,690)	(10)	(230)
Total Written Put Options			(580)
TOTAL WRITTEN OPTIONS (Premiums received $244,113)			$ (148,455)

(a)	100 shares per contract.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Infrastructure Capital Nasdaq Option Income ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 43,287,960	$ –	$ –	$ 43,287,960
Purchased Options	897,750	–	–	897,750
Money Market Funds	3,744,248	–	–	3,744,248
Total Investments	$ 47,929,958	$ –	$ –	$ 47,929,958

Liabilities:
Investments:
Written Options	$ (139,705)	$ (8,750)	$ –	$ (148,455)
Total Investments	$ (139,705)	$ (8,750)	$ –	$ (148,455)

As of the period ended August 31, 2026, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3. Refer to the Fund’s
Schedule of Investments and Schedule of Written Options for further information on the classification of investments.